T. ROWE PRICE Summit Municipal Income Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
( Amounts in $000s)
‡
MUNICIPAL SECURITIES
100.9%
Alabama 0.2%
Tuscaloosa County IDA, Hunt Refining Project, Series
A, IDRB, 5.25%, 5/1/44 (1) 3,780 4,370
4,370
Alaska 0.0%
Valdez, Exxon Pipeline Project, Series C, VRDN, 0.01%,
12/1/33 1,000 1,000
1,000
Arizona 0.7%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M
USD LIBOR + 0.81, 0.969%, 1/1/37 750 708
Phoenix Civic Improvement, Sky Harbor Int'l Airport,
Series 2018, 5.00%, 7/1/37 (2) 2,500 3,085
Phoenix Civic Improvement, Sky Harbor Int'l Airport,
Series 2018, 5.00%, 7/1/38 (2) 2,500 3,078
Phoenix Civic Improvement, Sky Harbor Int'l Airport,
Series A, 5.00%, 7/1/47 (2) 3,000 3,578
Phoenix IDA, Downtown Phoenix Student Housing,
IDRB, 5.00%, 7/1/54 1,330 1,480
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/42 3,250 3,620
Tempe IDA, Friendship Village, IDRB, 5.00%, 12/1/50 1,100 1,133
Tempe IDA, Friendship Village, IDRB, 5.00%, 12/1/54 1,250 1,284
17,966
Arkansas 0.3%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47 5,000 6,136
Arkansas DFA, Washington Regional Medical Center,
Series B, 5.00%, 2/1/21 465 465
Arkansas DFA, Washington Regional Medical Center,
Series B, 5.00%, 2/1/22 410 427
Arkansas DFA, Washington Regional Medical Center,
Series B, 5.00%, 2/1/23 600 646
Arkansas DFA, Washington Regional Medical Center,
Series B, 5.00%, 2/1/24 800 890
8,564
California 12.0%
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series
A, 5.00%, 8/1/43 6,500 7,188

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Anaheim Housing & Public Improvements Auth.,
Electric Utility Distribution, Series A, 5.00%, 10/1/36
(Prerefunded 10/1/21) (3) 1,020 1,053
Anaheim Housing & Public Improvements Auth.,
Electric Utility Distribution, Unrefunded Balance, Series
A, 5.00%, 10/1/36 (Prerefunded 10/1/21) (3) 1,380 1,424
California, GO, 4.00%, 11/1/37 11,500 14,374
California, GO, 5.25%, 9/1/25 5,000 5,149
California Community Housing Agency, Stoneridge
Apartment, Series A, 4.00%, 2/1/56 (1)(4) 1,000 1,091
California EFA, Stanford Univ., Series L-6, VRDN, 0.03%,
10/1/22 2,000 2,000
California HFFA, 5.00%, 11/15/49 4,450 5,392
California HFFA, Cedars-Sinai Medical Center, 5.00%,
11/15/28 850 1,035
California HFFA, Cedars-Sinai Medical Center, 5.00%,
11/15/32 185 224
California HFFA, Cedars-Sinai Medical Center, 5.00%,
11/15/33 1,630 1,969
California HFFA, Common Spirit Health, Series A,
4.00%, 4/1/37 3,005 3,590
California HFFA, Common Spirit Health, Series A,
4.00%, 4/1/38 1,205 1,435
California HFFA, Common Spirit Health, Series A,
4.00%, 4/1/40 2,080 2,460
California HFFA, Kaiser Permanente, Series D, VRDN,
5.00%, 11/1/32 (Tender 11/1/22) 1,875 2,033
California HFFA, Memorial Health Services, Series A,
5.00%, 10/1/33 2,750 2,948
California HFFA, Scripps Health, Series C, VRDN,
0.01%, 10/1/42 1,000 1,000
California HFFA, Sutter Health, Series A, 5.00%,
11/15/35 1,500 1,901
California HFFA, Sutter Health, Series A, 5.00%,
11/15/41 (Prerefunded 11/15/25) (3) 6,910 8,456
California HFFA, Sutter Health, Series D, 5.25%,
8/15/31 (Prerefunded 8/15/21) (3) 3,025 3,109
California Housing Fin., Series 2019-1, Class A, 4.25%,
1/15/35 794 930
California Municipal Fin. Auth., Caritas Affordable
Housing, Series A, 5.25%, 8/15/39 700 780
California Municipal Fin. Auth., Caritas Affordable
Housing, Series A, 5.25%, 8/15/49 1,925 2,130
California Municipal Fin. Auth., LINXS APM Project,
5.00%, 12/31/36 (2) 3,250 3,990
California Municipal Fin. Auth., LINXS APM Project,
Series A, 5.00%, 12/31/43 (2) 7,960 9,617

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
California Municipal Fin. Auth., LINXS APM Project,
Series A, 5.00%, 12/31/47 (2) 7,000 8,408
California Municipal Fin. Auth., Republic Services,
VRDN, 0.18%, 9/1/21 (Tender 4/1/21) 6,665 6,665
California Pollution Control Fin. Auth., Republic
Services, Series A, VRDN, 0.30%, 8/1/23 (Tender
5/3/21) (1)(2) 10,000 10,000
California Public Works Board, California State Univ.,
Series B, 5.25%, 10/1/27 (Prerefunded 10/1/21) (3) 1,460 1,510
California Public Works Board, Judicial Council, Series
A, 5.00%, 3/1/38 2,250 2,457
California Public Works Board, Judicial Council, Series
B, 5.00%, 10/1/34 5,100 5,935
California Public Works Board, Regents of the Univ.
of California, Series G, 5.00%, 12/1/28 (Prerefunded
12/1/21) (3) 4,000 4,164
California School Fin. Auth., Aspire Public Schools,
5.00%, 8/1/41 (1) 1,750 2,012
California Statewide CDA, 4.00%, 9/2/29 570 640
California Statewide CDA, 5.00%, 9/2/44 500 583
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments,
Series A, 5.00%, 5/15/47 4,000 4,521
California Statewide CDA, Huntington Memorial Hosp.,
Series B, 5.00%, 7/1/28 2,910 3,318
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.25%, 12/1/48 (1) 850 1,012
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.25%, 12/1/56 (1) 1,975 2,257
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.50%, 12/1/54 3,000 3,358
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.50%, 12/1/58 (1) 2,310 2,774
California Statewide CDA, Rady Children's Hosp.,
Series B, VRDN, 0.01%, 8/15/47 900 900
California, Various Purpose, GO, 5.00%, 8/1/30 4,400 5,796
California, Various Purpose, GO, 5.00%, 9/1/31 5,000 5,141
California, Various Purpose, GO, 5.00%, 10/1/39 3,550 4,125
California, Various Purpose, GO, Refunding, 5.00%,
9/1/31 5,000 5,598
Golden State Tobacco Securitization, Tobacco Industry,
Series A, 5.00%, 6/1/34 5,000 5,848
Golden State Tobacco Securitization, Tobacco Industry,
Series A, 5.00%, 6/1/35 2,955 3,452
Golden State Tobacco Securitization, Tobacco Industry,
Series A-1, 5.00%, 6/1/47 1,425 1,483

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Inland Valley Dev. Agency, Tax Allocation, Series A,
5.00%, 9/1/44 (5) 1,925 2,155
Inland Valley Dev. Agency, Tax Allocation, Series A,
5.25%, 9/1/37 4,130 4,636
Irvine Unified School Dist., Special Tax, Series D,
5.00%, 3/1/57 2,620 3,077
Los Angeles County Public Works Fin. Auth., Series A,
5.00%, 12/1/33 2,805 3,266
Los Angeles County Public Works Fin. Auth., Green
Bond, Series A, 4.00%, 12/1/37 5,725 7,094
Los Angeles County Public Works Fin. Auth., Green
Bond, Series A, 4.00%, 12/1/38 2,100 2,588
Los Angeles County Public Works Fin. Auth., Green
Bond, Series A, 4.00%, 12/1/39 3,425 4,204
Los Angeles County Public Works Fin. Auth., Green
Bond, Series A, 4.00%, 12/1/40 3,720 4,553
Los Angeles County Public Works Fin. Auth., Green
Bond, Series A, 4.00%, 12/1/43 2,275 2,757
Los Angeles County Public Works Fin. Auth., Multiple
Capital Projects II, 5.00%, 8/1/29 2,000 2,143
Los Angeles County Public Works Fin. Auth., Multiple
Capital Projects II, 5.00%, 8/1/37 2,000 2,140
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44
(2) 6,500 8,121
Los Angeles Dept. of Water & Power, Series A-1, VRDN,
0.01%, 7/1/50 6,000 6,000
Los Angeles Dept. of Water & Power, Series A-2, VRDN,
0.01%, 7/1/51 10,000 10,000
Los Angeles Dept. of Water & Power, Series A-3, VRDN,
0.01%, 7/1/51 7,000 7,000
Los Angeles Dept. of Water & Power, Series B-2, VRDN,
0.01%, 7/1/35 1,000 1,000
Los Angeles Municipal Improvement, Real Property,
Series C, 5.00%, 3/1/30 (Prerefunded 3/1/22) (3) 1,480 1,559
Los Angeles Municipal Improvement, Real Property,
Series C, 5.00%, 3/1/31 (Prerefunded 3/1/22) (3) 1,555 1,638
Los Angeles Municipal Improvement, Real Property,
Series C, 5.00%, 3/1/32 (Prerefunded 3/1/22) (3) 705 742
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (5) 1,000 1,154
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (5) 2,800 3,230
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (5) 2,620 3,015
Sacramento County Airport, Series C, 5.00%, 7/1/37
(2) 2,000 2,446
Sacramento County Sanitation Dist. Fin. Auth., Series B,
FRN, 67% of 3M USD LIBOR + 0.53, 0.681%, 12/1/35
(6) 700 657

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
San Diego County Regional Airport Auth., Series B,
5.00%, 7/1/43 (2) 7,000 7,591
San Francisco City & County Int'l. Airport, Series
2020A, 5.00%, 5/1/38 (2) 6,250 8,061
San Francisco City & County Int'l. Airport, Series C,
VRDN, 0.04%, 5/1/58 2,465 2,465
San Francisco City & County Int'l. Airport, San
Francisco Airport Commissions, Series A, 5.00%,
5/1/44 (2) 9,800 12,210
San Francisco City & County Redev. Agency, Mission
Bay North, Series C, 6.75%, 8/1/41 (Prerefunded
2/1/21) (3) 750 750
San Marcos Redev. Agency, Successor Agency Tax,
Series A, 5.00%, 10/1/30 1,550 1,863
San Marcos Redev. Agency, Successor Agency Tax,
Series A, 5.00%, 10/1/33 1,125 1,347
San Mateo, Bay Meadows Community Fac. Dist. No.
2008-1 Special Tax, 5.875%, 9/1/32 1,375 1,468
Southern California Metropolitan Water Dist., Series
A-1, VRDN, 0.01%, 7/1/37 1,530 1,530
Southern California Metropolitan Water Dist., Series
A-2, VRDN, 0.01%, 7/1/37 2,235 2,235
Univ. of California Regents, Series M, 5.00%, 5/15/47 5,000 6,183
Univ. of California Regents, Series O, 5.50%, 5/15/58 15,000 19,227
327,340
Colorado 2.6%
Colorado HFA, Adventist Health Sys. Sunbelt, Series A,
5.00%, 11/15/41 5,000 5,900
Colorado HFA, Catholic Health Initiatives, Series A,
5.25%, 1/1/40 (Prerefunded 1/1/23) (3) 7,185 7,868
Colorado HFA, Sanford Health, Series A, 5.00%,
11/1/44 10,000 12,587
Colorado HFA, Sunny Vista Living Center, Series A,
6.125%, 12/1/45 (1) 1,070 1,107
Colorado HFA, Sunny Vista Living Center, Series A,
6.25%, 12/1/50 (1) 650 674
Colorado High Performance Transportation Enterprise,
C-470 Express Lanes, 5.00%, 12/31/47 3,015 3,408
Colorado High Performance Transportation Enterprise,
C-470 Express Lanes, 5.00%, 12/31/51 3,390 3,825
Colorado High Performance Transportation Enterprise,
C-470 Express Lanes, 5.00%, 12/31/56 4,225 4,759
Colorado Int'l. Center Metropolitan Dist. No. 14, GO,
5.875%, 12/1/46 1,340 1,441
Colorado Science & Technology Park Metropolitan Dist.
No. 1, 5.25%, 12/1/48 925 987

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Denver City & County Airport, Series A, 5.25%, 12/1/48
(2) 14,000 17,254
Denver City & County Airport, Series B, 5.00%,
11/15/43 1,250 1,381
Denver Int'l. Business Center Metropolitan Dist. No. 1,
Series B, GO, 6.00%, 12/1/48 500 541
Mirabelle Metropolitan Dist. No 2, Series A, GO, 5.00%,
12/1/49 1,250 1,322
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%,
12/1/48 1,100 1,156
Regional Transportation Dist., Fastracks Project, Series
A, 5.00%, 11/1/46 5,000 5,990
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/38 650 695
70,895
Connecticut 0.6%
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39 2,480 2,676
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44 1,165 1,242
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49 1,000 1,061
Connecticut HEFA, Yale New Haven Health, Series C,
VRDN, 0.04%, 7/1/25 895 895
Connecticut Special Tax Obligation, Transit Imps.,
Series A, 5.00%, 5/1/32 2,250 3,013
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33 6,300 7,912
Mashantucket Western Pequot Tribe, 6.05% (PIK),
7/1/31 (7)(8) 1,235 80
16,879
Delaware 1.7%
Delaware Economic Dev. Auth., ACTS Retirement
Communities, Series B, 5.00%, 11/15/48 6,000 6,948
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43 2,400 2,889
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48 3,800 4,548
Delaware HFA, Christiana Health Care Sys., 4.00%,
10/1/49 7,875 9,273
Delaware HFA, Christiana Health Care Sys., 5.00%,
10/1/45 6,750 8,613
Delaware Municipal Electric, 5.00%, 7/1/37 5,000 5,082
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33 1,250 1,667
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34 2,000 2,657
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35 1,000 1,323
Univ. of Delaware, VRDN, 0.02%, 11/1/35 2,900 2,900
45,900

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
District of Columbia 2.8%
District of Columbia Tobacco Settlement Fin., Tobacco
Settlement Financing, Series A, Zero Coupon, 6/15/46 8,000 1,683
District of Columbia Water & Sewer Auth., Series A,
5.00%, 10/1/48 (Prerefunded 10/1/23) (3) 5,670 6,401
District of Columbia Water & Sewer Auth., Series B,
5.00%, 10/1/37 3,395 4,049
District of Columbia, American Society of Hematology,
5.00%, 7/1/42 1,850 1,958
District of Columbia, Ingleside at Rock Creek, Series A,
5.00%, 7/1/32 1,825 1,913
District of Columbia, Ingleside at Rock Creek, Series A,
5.00%, 7/1/37 510 527
District of Columbia, Ingleside at Rock Creek, Series A,
5.00%, 7/1/42 700 715
District of Columbia, Ingleside at Rock Creek, Series A,
5.00%, 7/1/52 1,325 1,342
District of Columbia, KIPP Project, 4.00%, 7/1/39 900 1,017
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/43 (2) 3,175 3,902
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/48 (2) 9,725 11,864
Metropolitan Washington Airports Auth., Dulles Toll
Road, Series A, 5.00%, 10/1/44 10,285 12,550
Metropolitan Washington Airports Auth., Dulles Toll
Road, Series B, 4.00%, 10/1/53 (5) 1,050 1,187
Metropolitan Washington Airports Auth., Dulles Toll
Road, Series B, 5.00%, 10/1/34 700 888
Metropolitan Washington Airports Auth., Dulles Toll
Road, Series B, 5.00%, 10/1/47 1,500 1,836
Metropolitan Washington Airports Auth., Dulles Toll
Road, Series B, 6.50%, 10/1/44 2,150 2,840
Washington Convention & Sports Auth., Convention
Center Hotel, Series A, 5.00%, 10/1/40 3,000 3,006
Washington Metropolitan Area Transit Auth., 5.00%,
7/1/43 4,050 4,921
Washington Metropolitan Area Transit Auth., Series A,
4.00%, 7/15/40 1,500 1,813
Washington Metropolitan Area Transit Auth., Series A,
4.00%, 7/15/45 2,000 2,380
Washington Metropolitan Area Transit Auth., Series A,
5.00%, 7/15/38 2,500 3,315
Washington Metropolitan Area Transit Auth., Series A,
5.00%, 7/15/39 5,500 7,274
77,381

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Florida 8.7%
Alachua County HFA, East Ridge Retirement Village,
6.00%, 11/15/34 2,600 2,637
Alachua County HFA, Shands Teaching Hosp. & Clinics,
4.00%, 12/1/49 7,000 8,071
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series A, 5.00%, 12/1/44 5,630 6,432
Brevard County HFA, Health First, 5.00%, 4/1/39 3,000 3,323
Capital Projects Fin. Auth., Florida Univ. Project, Series
A-1, 5.00%, 10/1/30 750 899
Capital Projects Fin. Auth., Florida Univ. Project, Series
A-1, 5.00%, 10/1/32 500 593
Central Florida Expressway Auth., 5.00%, 7/1/42 5,230 6,375
Central Florida Expressway Auth., Series B, 5.00%,
7/1/34 1,800 2,190
Davie Ed. Fac., Nova Southeastern Univ., Series A,
6.00%, 4/1/42 (Prerefunded 4/1/23) (3) 3,685 4,144
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (1) 2,000 2,296
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (1) 2,150 2,470
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 4,220 4,833
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/32 (2) 1,000 1,236
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/44 (2) 5,500 6,937
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/47 (2) 15,000 18,077
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/52 (2) 1,500 1,803
Hillsborough County IDA, BayCare Health Sys., Series
B, IDRB, VRDN, 0.01%, 11/1/38 5,100 5,100
Hillsborough County Port Dist., Tampa Port. Auth.,
Series B, 5.00%, 6/1/30 (2) 820 1,009
Hillsborough County Port Dist., Tampa Port. Auth.,
Series B, 5.00%, 6/1/31 (2) 855 1,049
Hillsborough County Port Dist., Tampa Port. Auth.,
Series B, 5.00%, 6/1/46 (2) 5,000 5,817
Jacksonville, Better Jacksonville, Series A, 5.00%,
10/1/30 3,000 3,224
Jacksonville, Ed. Fac., Series B, 5.00%, 6/1/53 (1) 2,775 3,167
Jacksonville, Transit, Series A, 5.00%, 10/1/30
(Prerefunded 10/1/22) (3) 2,450 2,647
Jacksonville, Transit, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (3) 1,900 2,053
JEA Electric Sys. Revenue, Series 3A, 4.00%, 10/1/37 5,000 6,008

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Lakewood Ranch Stewardship Dist., Special
Assessment National Polo Run, 5.375%, 5/1/47 1,400 1,560
Lee Memorial Health Sys., Series A-1, 5.00%, 4/1/39 1,375 1,731
Lee Memorial Health Sys., Series A-1, 5.00%, 4/1/44 7,275 8,981
Martin County HFA, Martin Memorial Medical Center,
5.00%, 11/15/45 (Prerefunded 11/15/24) (3) 3,750 4,421
Miami-Dade County Aviation, 5.00%, 10/1/41 5,750 6,833
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28
(Prerefunded 10/1/22) (2)(3) 3,580 3,857
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (2)(3) 5,000 5,386
Miami-Dade County EFA, Univ. of Miami, Series A,
5.00%, 4/1/40 11,375 12,881
Miami-Dade County EFA, Univ. of Miami, Series A,
5.00%, 4/1/45 5,000 5,620
Miami-Dade County EFA, Univ. of Miami, Series A,
5.00%, 4/1/53 10,000 11,863
Miami-Dade County Seaport Dept., Series A, VRDN,
0.04%, 10/1/50 1,000 1,000
Orange County HFA, Orlando Health, Series A, 5.00%,
10/1/39 6,355 7,570
Orange County HFA, Orlando Health Obligated Group,
5.00%, 10/1/47 3,500 4,311
Orlando-Orange County Expressway Auth., 5.00%,
7/1/32 1,505 1,666
OTC Community Dev. Dist., Jacksonville, Special
Assessment, Series A, 5.30%, 5/1/38 365 365
Palm Beach County HFA, Active Retirement Life
Community, 5.00%, 11/15/45 2,575 2,986
Palm Beach County HFA, Baptist South Florida, 4.00%,
8/15/49 7,405 8,677
Palm Beach County HFA, Sinai Residences of Boca
Raton, Series A, 7.25%, 6/1/34 685 744
Palm Beach County HFA, Sinai Residences of Boca
Raton, Series A, 7.50%, 6/1/49 250 271
Reedy Creek Improvement Dist., Series A, GO, 5.00%,
6/1/26 (Prerefunded 6/1/23) (3) 3,000 3,339
Sarasota County Public Hosp. Dist., Sarasota Memorial
Hosp., 5.00%, 7/1/41 10,000 12,263
South Miami HFA, Baptist South Florida, 5.00%,
8/15/47 8,250 10,009
Tampa Hillsborough County Expressway Auth., 5.00%,
7/1/47 15,000 18,020
236,744
Georgia 5.2%
Atlanta Airport, Series B, 5.00%, 1/1/33 2,500 2,803

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 800 511
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 4,050 2,588
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40 2,275 2,587
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44 11,000 12,430
Dalton, GO, 5.00%, 2/1/42 8,500 10,532
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49 13,080 15,222
Fulton County Dev. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37 1,325 1,611
Fulton County Dev. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/42 4,920 5,924
Fulton County Dev. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/47 2,050 2,449
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%,
3/15/36 2,625 2,908
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%,
3/15/44 3,675 4,194
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33 2,000 2,372
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series A, 5.25%, 8/15/49 11,000 12,751
Georgia Private Colleges & Univ. Auth., Emory Univ.,
Series B, 4.00%, 9/1/40 7,625 9,352
Georgia Private Colleges & Univ. Auth., Emory Univ.,
Series B, 5.00%, 10/1/38 2,925 3,575
Griffin-Spalding County Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/37 1,500 1,824
Main Street Natural Gas, Series A, 5.00%, 5/15/31 4,000 5,114
Main Street Natural Gas, Series A, 5.00%, 5/15/32 2,500 3,176
Main Street Natural Gas, Series B, VRDN, 4.00%,
8/1/49 (Tender 12/2/24) 2,800 3,170
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23) 6,400 7,032
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26) 7,080 8,331
Municipal Electric Auth. of Georgia, General Power
Revenue, Series 2018A, 5.00%, 1/1/26 685 835
Municipal Electric Auth. of Georgia, General Power
Revenue, Series 2018A, 5.00%, 1/1/27 1,280 1,604
Municipal Electric Auth. of Georgia, General Power
Revenue, Series 2018A, 5.00%, 1/1/28 355 455
Municipal Electric Auth. of Georgia, Plant Vogtle
Project, Series A, 5.00%, 1/1/49 5,045 6,131
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26 3,625 4,419

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27 2,040 2,556
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28 2,145 2,751
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 5.50%, 7/1/31 1,870 2,054
141,261
Hawaii 0.3%
Hawaii Airports Sys. Revenue, Series A, 5.00%, 7/1/43
(2) 6,000 7,326
7,326
Idaho 0.5%
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/39 6,335 7,038
Idaho HFA, Saint Luke's Health Sys., Series C, VRDN,
0.01%, 3/1/48 2,600 2,600
Idaho HFA, Trinity Health Credit Group, VRDN, 0.22%,
12/1/48 (Tender 5/3/21) 3,780 3,780
13,418
Illinois 3.1%
Chicago, Series A, GO, 5.50%, 1/1/49 3,050 3,679
Chicago, Series C, 5.00%, 1/1/31 1,400 1,625
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (5) 1,000 1,165
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/33
(2) 3,600 3,963
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/34
(2) 2,400 2,639
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27
(2) 5,000 5,828
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48
(2) 3,000 3,634
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28 2,160 2,533
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47 3,725 4,446
Cook County, Series C, GO, 5.00%, 11/15/29 1,750 1,876
Cook County, Series C, GO, 5.00%, 11/15/33 2,740 2,924
Illinois, GO, 5.50%, 5/1/25 1,360 1,601
Illinois, GO, 5.50%, 5/1/26 1,625 1,962
Illinois, GO, 5.50%, 7/1/38 4,500 4,861
Illinois, Series A, GO, 5.00%, 10/1/25 800 934
Illinois, Series A, GO, 5.00%, 10/1/31 1,000 1,208
Illinois, Series B, GO, 5.00%, 10/1/31 1,500 1,812
Illinois, Series B, GO, 5.00%, 10/1/32 1,200 1,443
Illinois, Series C, GO, 5.00%, 11/1/29 2,435 2,888
Illinois, Series D, GO, 5.00%, 11/1/24 1,000 1,127

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Illinois Fin. Auth., Ascension Health, Series C, 5.00%,
2/15/34 435 535
Illinois Fin. Auth., Ascension Health, Series C, 5.00%,
2/15/36 640 784
Illinois Fin. Auth., Ascension Health, Series C, 5.00%,
2/15/41 1,855 2,245
Illinois Fin. Auth., Navistar Int'l, VRDN, 4.75%, 10/15/40
(Tender 8/1/30) (1) 1,575 1,699
Illinois Fin. Auth., Northwestern Memorial Hosp., Series
A-4, VRDN, 0.01%, 8/15/42 1,115 1,115
Illinois Fin. Auth., OSF Healthcare Sys., Series B, VRDN,
0.01%, 11/15/37 940 940
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-2,
VRDN, 0.01%, 8/1/43 3,100 3,100
Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37 5,000 5,774
Metropolitan Pier & Exposition Auth., McCormick Place,
5.00%, 6/15/50 4,775 5,694
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/57 650 748
Regional Transportation Auth., Series A, 6.00%, 7/1/33
(6) 2,000 2,891
Regional Transportation Auth., Series B, 5.50%, 6/1/27
(6) 4,600 5,451
83,124
Indiana 0.8%
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%,
7/1/48 (2) 1,750 1,874
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%,
1/1/51 (2) 5,440 5,850
Indiana Fin. Auth., U.S. Steel, 6.00%, 12/1/26 1,000 1,003
Indiana Municipal Power Agency, Series B, VRDN,
0.01%, 1/1/42 1,900 1,900
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) 2,000 2,279
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) 500 567
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31
(Prerefunded 9/1/21) (3) 1,000 1,044
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender
6/5/26) (2) 5,425 6,716
21,233
Iowa 0.4%
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%,
12/1/50 (Tender 12/1/37) 600 670
Iowa Fin. Auth., Unity Point Health, Series F, VRDN,
0.01%, 7/1/41 3,840 3,840

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
PEFA, Iowa Gas Project, VRDN, 5.00%, 9/1/49 (Tender
9/1/26) 5,550 6,804
11,314
Kansas 0.4%
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48 6,075 7,541
Wichita, Via Christi Health, Series IV-A, 5.00%,
11/15/29 (Prerefunded 11/15/21) (3) 4,000 4,151
11,692
Kentucky 1.4%
Ashland, Ashland Medical Center, 4.00%, 2/1/33 585 659
Ashland, Ashland Medical Center, 4.00%, 2/1/35 470 526
Ashland, Ashland Medical Center, 4.00%, 2/1/38 650 721
Ashland, Ashland Medical Center, 5.00%, 2/1/32 325 398
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/37 1,075 1,205
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/41 825 920
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/45 3,375 3,708
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.25%, 6/1/41 2,225 2,528
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.25%, 6/1/50 4,830 5,245
Kentucky Public Energy Auth., Series C, VRDN, 4.00%,
2/1/50 (Tender 2/1/28) 7,270 8,734
Kentucky Public Energy Auth., Gas Supply, Series B,
VRDN, 4.00%, 1/1/49 (Tender 1/1/25) 12,500 14,069
38,713
Louisiana 1.3%
New Orleans Aviation Board, Series A, 5.00%, 1/1/48 4,250 5,033
New Orleans Aviation Board, Series B, 5.00%, 1/1/48
(2) 2,300 2,690
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/38
(2) 1,250 1,483
New Orleans Aviation Board, North Terminal Project,
Series A, 5.00%, 1/1/43 1,865 2,220
New Orleans Aviation Board, North Terminal Project,
Series B, 5.00%, 1/1/34 (2) 4,000 4,546
New Orleans Sewerage Service, 5.00%, 6/1/40 1,500 1,725
New Orleans Sewerage Service, 5.00%, 6/1/45 1,350 1,546
New Orleans Water Sys., 5.00%, 12/1/45 5,500 6,357
Saint Charles Parish, Valero Energy, VRDN, 4.00%,
12/1/40 (Tender 6/1/22) 500 523

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Saint James Parish, Nustar Logistics, VRDN, 5.85%,
8/1/41 (Tender 6/1/25) (1) 4,000 4,557
Saint John the Baptist Parish, Marathon Oil, Series A-2,
VRDN, 2.10%, 6/1/37 (Tender 7/1/24) 625 643
Saint John the Baptist Parish, Marathon Oil, Series A-3,
VRDN, 2.20%, 6/1/37 (Tender 7/1/26) 1,500 1,558
Saint John the Baptist Parish, Marathon Oil, Series B-1,
VRDN, 2.125%, 6/1/37 (Tender 7/1/24) 1,000 1,030
Saint John the Baptist Parish, Marathon Oil, Series B-2,
VRDN, 2.375%, 6/1/37 (Tender 7/1/26) 1,000 1,047
34,958
Maryland 5.1%
Baltimore City, Convention Center Hilton, 5.00%, 9/1/36 2,950 3,086
Baltimore City, Convention Center Hilton, 5.00%, 9/1/46 2,235 2,327
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33 3,190 3,696
Baltimore City, Water, 5.00%, 7/1/31 2,155 2,509
Baltimore City, Water, Series B, 5.00%, 7/1/28
(Prerefunded 1/1/24) (3) 1,500 1,711
Baltimore City, Water, Series B, 5.00%, 7/1/30
(Prerefunded 1/1/24) (3) 2,280 2,601
Gaithersburg, Asbury Obligated Group, Series A,
5.00%, 1/1/33 440 490
Gaithersburg, Asbury Obligated Group, Series A,
5.00%, 1/1/36 295 327
Maryland, Series 2013-1A, GO, 4.00%, 3/1/26
(Prerefunded 3/1/21) (3) 2,900 2,909
Maryland CDA, Series A, 4.50%, 9/1/48 3,820 4,343
Maryland Economic Dev., Port Covington Project,
4.00%, 9/1/50 1,150 1,255
Maryland Economic Dev., Purple Line Light Rail, Series
C, 5.00%, 9/30/28 (2) 1,410 1,439
Maryland Economic Dev., Purple Line Light Rail, Series
D, 5.00%, 9/30/24 (2) 250 271
Maryland Economic Dev., Purple Line Light Rail, Series
D, 5.00%, 3/31/30 (2) 2,500 2,800
Maryland Economic Dev., Purple Line Light Rail, Series
D, 5.00%, 3/31/36 (2) 6,775 7,509
Maryland Economic Dev., Purple Line Light Rail, Series
D, 5.00%, 3/31/51 (2) 1,850 2,026
Maryland HHEFA, Adventist Healthcare, Series A,
5.50%, 1/1/36 1,445 1,749
Maryland HHEFA, Adventist Healthcare, Series A,
5.50%, 1/1/46 5,000 5,995
Maryland HHEFA, Adventist Healthcare, Series A,
6.25%, 1/1/31 500 527
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39 5,000 5,624

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33 4,500 5,200
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38 4,000 4,583
Maryland HHEFA, MedStar Health, Series A, 5.00%,
5/15/45 6,545 7,854
Maryland HHEFA, Meritus Medical Center, 5.00%,
7/1/27 3,055 3,599
Maryland HHEFA, Meritus Medical Center, 5.00%,
7/1/45 1,865 2,109
Maryland HHEFA, Stevenson Univ. Project, Series A,
4.00%, 6/1/46 1,415 1,601
Maryland HHEFA, Stevenson Univ. Project, Series A,
4.00%, 6/1/51 2,815 3,173
Maryland HHEFA, Stevenson Univ. Project, Series A,
4.00%, 6/1/55 1,325 1,486
Maryland HHEFA, Univ. of Maryland Medical, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (3) 8,500 9,081
Maryland HHEFA, Western Maryland Health, 5.25%,
7/1/34 (Prerefunded 7/1/24) (3) 2,500 2,917
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35 4,000 5,002
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50 8,125 12,340
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42 5,790 7,132
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 2,500 3,764
Maryland Transportation Auth., Baltimore/Washington
Int'l Airport, 4.00%, 6/1/33 (2) 3,250 3,797
Maryland Transportation Auth., Baltimore/Washington
Int'l Airport, Series B, 5.00%, 3/1/27 (2) 7,985 8,319
Rockville, Ingleside at King Farm, Series A-2, 5.00%,
11/1/31 295 317
Rockville, Ingleside at King Farm, Series B, 5.00%,
11/1/42 2,500 2,624
138,092
Massachusetts 0.4%
Massachusetts Dev. Fin. Agency, Newbridge Charles,
5.00%, 10/1/57 (1) 1,600 1,757
Massachusetts DOT, Series A, 5.00%, 1/1/32 7,850 10,208
11,965
Michigan 2.8%
Detroit, GO, 5.00%, 4/1/27 800 945
Detroit, GO, 5.50%, 4/1/32 590 744
Detroit, GO, 5.50%, 4/1/34 330 413
Detroit, GO, 5.50%, 4/1/36 435 541

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Detroit, GO, 5.50%, 4/1/38 980 1,211
Detroit, GO, 5.50%, 4/1/40 680 836
Detroit, GO, 5.50%, 4/1/45 500 606
Detroit, GO, 5.50%, 4/1/50 1,000 1,209
Detroit Downtown Dev. Auth., Catalyst Dev. Project,
Series A, 5.00%, 7/1/43 (5) 2,100 2,390
Detroit Downtown Dev. Auth., Catalyst Dev. Project,
Series A, 5.00%, 7/1/48 (5) 2,300 2,617
Grand Traverse County Hosp. Fin. Auth., Munson
Healthcare, Series C, VRDN, 0.01%, 7/1/41 6,070 6,070
Great Lakes Water Auth. Sewage Disposal, Series C,
5.00%, 7/1/36 3,300 3,970
Great Lakes Water Auth. Water Supply, Series B, 5.00%,
7/1/46 10,875 12,863
Michigan Fin. Auth., Series C-1, 5.00%, 7/1/44
(Prerefunded 7/1/22) (3) 1,000 1,069
Michigan Fin. Auth., Great Lakes Water Auth., Sewer
Disposal, Series C, 5.00%, 7/1/35 2,325 2,708
Michigan Fin. Auth., Great Lakes Water Auth., Water
Supply, Series D-2, 5.00%, 7/1/34 2,250 2,648
Michigan Fin. Auth., Henry Ford Health, 5.00%,
11/15/34 3,225 3,900
Michigan Fin. Auth., Henry Ford Health, 5.00%,
11/15/37 3,500 4,201
Michigan Fin. Auth., McLaren Health Care, 5.00%,
2/15/38 2,000 2,532
Michigan Fin. Auth., McLaren Health Care, 5.00%,
2/15/39 5,925 7,482
Michigan Fin. Auth., McLaren Health Care, Series B,
5.00%, 5/15/35 5,000 5,876
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%,
12/1/31 (Prerefunded 6/1/22) (3) 2,700 2,874
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%,
12/1/35 (Prerefunded 6/1/22) (3) 5,000 5,321
Michigan Fin. Auth., Trinity Health Credit Group, Series
A, 5.00%, 12/1/47 (Prerefunded 12/1/22) (3) 3,000 3,265
76,291
Minnesota 0.0%
Minneapolis, Fairview Health Services, Series C, VRDN,
0.01%, 11/15/48 945 945
945
Mississippi 0.0%
Mississippi Business Fin., Chevron USA Project, Series
E, VRDN, 0.01%, 12/1/30 1,100 1,100
1,100

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Missouri 2.2%
Kansas City IDA, Downtown Redev., Series A, IDRB,
5.50%, 9/1/25 3,620 3,729
Kansas City IDA, Kansas City Int'l Airport, Series A,
IDRB, 5.00%, 3/1/57 (2)(5) 13,350 16,679
Kansas City IDA, Kansas City Int'l Airport, Series B,
IDRB, 5.00%, 3/1/55 (2)(5) 16,490 20,197
Missouri Joint Municipal Electric Utility Commission,
IATAN 2, Series A, 5.00%, 1/1/33 2,000 2,230
Missouri Joint Municipal Electric Utility Commission,
Plum Point, 5.00%, 1/1/33 5,000 5,728
Saint Louis County IDA, Friendship Village, IDRB,
5.00%, 9/1/48 5,345 5,955
Saint Louis County IDA, Friendship Village, Series A,
IDRB, 5.00%, 9/1/38 750 843
Saint Louis County IDA, Friendship Village, Series A,
IDRB, 5.125%, 9/1/48 1,950 2,175
Saint Louis County IDA, St. Andrews Resources for
Seniors, Series A, IDRB, 5.125%, 12/1/45 825 854
Saint Louis IDA, Ballpark Village, Series A, IDRB,
3.875%, 11/15/29 90 88
Saint Louis IDA, Ballpark Village, Series A, IDRB,
4.375%, 11/15/35 585 561
Saint Louis IDA, Ballpark Village, Series A, IDRB,
4.75%, 11/15/47 500 484
59,523
Nebraska 0.0%
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37 1,000 1,072
1,072
Nevada 0.9%
Las Vegas Convention & Visitors Auth., Series B, 5.00%,
7/1/33 2,095 2,585
Las Vegas Convention & Visitors Auth., Series B, 5.00%,
7/1/43 10,800 12,938
Las Vegas Redev. Agency, 5.00%, 6/15/40 3,210 3,642
Las Vegas Redev. Agency, 5.00%, 6/15/45 2,540 2,845
Las Vegas Valley Water Dist., Series B, GO, 5.00%,
6/1/28 805 855
Sparks, Series A, 2.50%, 6/15/24 (1) 765 772
23,637
New Hampshire 0.1%
National Fin. Auth., Series 2020-1, Class A, 4.125%,
1/20/34 2,270 2,574
2,574

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
New Jersey 5.6%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33 2,000 2,493
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/24 1,000 1,053
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/25 5,000 5,256
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/28 500 523
New Jersey Economic Dev. Auth., Continental Airlines,
5.125%, 9/15/23 (2) 385 410
New Jersey Economic Dev. Auth., Goethals Bridge,
5.00%, 1/1/31 (2)(5) 1,000 1,131
New Jersey Economic Dev. Auth., Goethals Bridge,
5.125%, 1/1/34 (2) 1,795 1,995
New Jersey Economic Dev. Auth., Goethals Bridge,
5.125%, 7/1/42 (2)(5) 1,100 1,229
New Jersey Economic Dev. Auth., Goethals Bridge,
5.375%, 1/1/43 (2) 3,000 3,327
New Jersey Economic Dev. Auth., Goethals Bridge,
5.625%, 1/1/52 (2) 2,040 2,272
New Jersey Economic Dev. Auth., Middlesex Water,
5.00%, 8/1/59 (2) 1,000 1,223
New Jersey Economic Dev. Auth., Middlesex Water,
Series A, 5.00%, 10/1/23 2,455 2,755
New Jersey Economic Dev. Auth., Port Newark
Container Terminal, 5.00%, 10/1/37 (2) 1,920 2,244
New Jersey Economic Dev. Auth., Port Newark
Container Terminal, 5.00%, 10/1/47 (2) 5,795 6,648
New Jersey Economic Dev. Auth., Transit Trans. Project,
4.00%, 11/1/38 1,000 1,159
New Jersey Economic Dev. Auth., Transit Trans. Project,
4.00%, 11/1/44 2,250 2,568
New Jersey Economic Dev. Auth., United Continental
Airlines, Series B, 5.625%, 11/15/30 (2) 2,500 2,802
New Jersey HCFFA, Barnabas Health, Series A, 5.00%,
7/1/23 1,255 1,342
New Jersey HCFFA, Barnabas Health, Series A, 5.00%,
7/1/24 4,500 4,810
New Jersey HCFFA, Barnabas Health, Series A, 5.00%,
7/1/25 1,000 1,069
New Jersey HCFFA, Barnabas Health, Series A, 5.00%,
7/1/43 5,900 7,147
New Jersey HCFFA, Barnabas Health, Series A, 5.00%,
7/1/44 3,350 3,826
New Jersey HCFFA, Hackensack Meridian Health,
5.00%, 7/1/25 4,000 4,270

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
New Jersey HCFFA, Hackensack Meridian Health,
5.00%, 7/1/26 1,000 1,066
New Jersey HCFFA, Hackensack Meridian Health,
Series A, 5.25%, 7/1/57 2,000 2,426
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%,
7/1/46 (5) 3,550 4,064
New Jersey Higher Ed. Student Assistance Auth.,
Series 1A-1, 5.00%, 12/1/22 (2) 2,000 2,170
New Jersey Institute of Technology, Series A, 5.00%,
7/1/40 3,500 4,013
New Jersey Institute of Technology, Unrefunded
Balance, Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22)
(3) 2,780 2,970
New Jersey Transportation Trust Fund Auth., Series A,
5.00%, 12/15/25 2,900 3,499
New Jersey Transportation Trust Fund Auth., Series AA,
5.25%, 6/15/43 13,450 16,578
New Jersey Transportation Trust Fund Auth., Series B,
5.50%, 6/15/31 3,000 3,055
New Jersey Transportation Trust Fund Auth., Series BB,
4.00%, 6/15/44 5,825 6,566
New Jersey Transportation Trust Fund Auth., Fed.
Highway Reimbursement, Series A, 5.00%, 6/15/31 2,900 3,443
New Jersey Transportation Trust Fund Auth., Highway
Reimbursement, Series A-1, 5.00%, 6/15/21 5,275 5,361
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42 (4) 1,925 2,314
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51 (4) 3,670 4,354
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/30
(Prerefunded 1/1/23) (3) 4,000 4,373
New Jersey, COVID-19 Go Emergency, Series A, GO,
5.00%, 6/1/25 8,475 10,109
New Jersey, COVID-19 Go Emergency, Series A, GO,
5.00%, 6/1/26 6,965 8,569
North Hudson Sewerage Auth., Series A, 5.00%, 6/1/21 955 970
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37 1,000 1,257
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46 3,000 3,701
152,410
New Mexico 0.3%
Farmington PCR, Public Services of New Mexico, San
Juan Project, Series C, VRDN, 1.15%, 6/1/40 (Tender
6/1/24) 2,000 2,049
New Mexico Hosp. Equipment Loan Council, Series A,
4.00%, 8/1/48 4,500 5,219
7,268

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
New York 10.5%
Albany County Airport Auth., Series B, 5.00%, 12/15/26
(2) 1,070 1,296
Brooklyn Arena Local Dev., Barclays Center, Series A,
5.00%, 7/15/42 4,800 5,552
Buffalo & Erie County Ind. Land Dev., Buffalo State
College Foundation Housing, 5.375%, 10/1/41
(Prerefunded 4/1/21) (3) 3,140 3,167
Build New York City Resource, Pratt Paper, 5.00%,
1/1/35 (1)(2) 1,500 1,674
Dormitory Auth. of the State of New York, Series A,
4.00%, 7/1/50 4,675 5,529
Dormitory Auth. of the State of New York, Series A,
5.00%, 3/15/46 5,000 6,247
Dormitory Auth. of the State of New York, Montefiore
Obligation Group, Series A, 4.00%, 9/1/50 7,355 8,441
Dormitory Auth. of the State of New York, Personal
Income Tax, Series B, 5.00%, 3/15/32 6,250 6,569
Dormitory Auth. of the State of New York, Saint John's
Univ., Series A, 5.00%, 7/1/44 1,400 1,511
Dormitory Auth. of the State of New York, Sales Tax,
Series A, 5.00%, 3/15/35 6,050 7,418
Dormitory Auth. of the State of New York, School Dist.,
Series A, 5.00%, 10/1/25 (Prerefunded 10/1/21) (3) 2,835 2,928
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25 165 170
Dormitory Auth. of the State of New York, The New
School, Series A, 5.00%, 7/1/37 2,605 3,083
Glen Cove Local Economic Assistance, Garvies Point,
Series A, 5.00%, 1/1/56 745 841
Glen Cove Local Economic Assistance, Garvies Point,
Series B, Zero Coupon, 1/1/45 9,655 3,897
Glen Cove Local Economic Assistance, Garvies Point,
Series C, STEP, 0.00%, 1/1/55 970 1,052
Long Island Power Auth., Series A, 5.00%, 9/1/34 1,325 1,525
Long Island Power Auth., Series A, 5.00%, 9/1/37 3,450 3,694
Long Island Power Auth., Series A, 5.00%, 9/1/37
(Prerefunded 9/1/22) (3) 1,725 1,859
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (5) 4,000 4,973
Metropolitan Transportation Auth., Series E-1, VRDN,
0.01%, 11/15/50 10,485 10,485
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A, 5.25%, 11/15/31 5,000 6,200
Metropolitan Transportation Auth., Green Bond, Series
A-1, 5.00%, 11/15/49 10,480 12,909

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Monroe County IDC, Univ. of Rochester Project, Series
A, 4.00%, 7/1/50 5,720 6,748
Nassau County IDA, Amsterdam at Harborside, Series
A, IDRB, 5.875%, 1/1/23 (7) 98 54
Nassau County IDA, Amsterdam at Harborside, Series
A, IDRB, 6.50%, 1/1/32 (7) 296 163
Nassau County IDA, Amsterdam at Harborside, Series
A, IDRB, 6.70%, 1/1/49 (7) 2,679 1,473
Nassau County IDA, Amsterdam at Harborside, Series
A, IDRB, 6.70%, 1/1/49 (7) 171 94
Nassau County IDA, Amsterdam at Harborside, Series
B, IDRB, 5.50%, 7/1/20 (7) 22 18
Nassau County IDA, Amsterdam at Harborside, Series
C, IDRB, 2.00%, 1/1/49 (7) 636 64
New York City, Series B-1, GO, 5.00%, 10/1/38 2,550 3,136
New York City, Series B-1, GO, 5.00%, 10/1/42 7,000 8,901
New York City, Series D-1, GO, 5.00%, 12/1/42 5,000 6,266
New York City, Series I-4, GO, VRDN, 0.01%, 4/1/36 3,800 3,800
New York City, Series J, GO, 5.00%, 8/1/30 4,310 4,977
New York City, Series J, GO, 5.00%, 8/1/33 1,500 1,726
New York City Transitional Fin. Auth., Building Aid,
Series S-1, 5.00%, 7/15/45 5,000 6,145
New York City Transitional Fin. Auth., Building Aid,
Series S-3, 5.00%, 7/15/43 5,000 6,172
New York City Transitional Fin. Auth., Future Tax, Series
B-1, 4.00%, 11/1/39 5,000 5,935
New York City Transitional Fin. Auth., Future Tax, Series
B-1, 5.00%, 8/1/36 6,955 8,818
New York City Transitional Fin. Auth., Future Tax, Series
B-1, 5.00%, 8/1/38 5,000 6,320
New York City Water & Sewer System, Series AA-1,
4.00%, 6/15/50 15,000 17,936
New York City Water & Sewer System, Series B-1,
VRDN, 0.01%, 6/15/45 10,050 10,050
New York City Water & Sewer System, Series DD-3A,
VRDN, 0.01%, 6/15/43 7,995 7,995
New York City Water & Sewer System, Series DD-3B,
VRDN, 0.01%, 6/15/43 3,105 3,105
New York Liberty Dev., 3 World Trade Center, Class 2,
5.15%, 11/15/34 (1) 1,750 1,940
New York Liberty Dev., 3 World Trade Center, Class 2,
5.375%, 11/15/40 (1) 3,500 3,876
New York Liberty Dev., Bank of America Tower at One
Bryant Park, 2.80%, 9/15/69 2,850 2,842
New York Liberty Dev., Port Auth. of New York/New
Jersey, 4 World Trade Center, 5.75%, 11/15/51 3,170 3,295

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25 4,500 4,514
New York State Housing Fin. Agency, Series M-2,
0.75%, 11/1/25 2,500 2,508
New York State Transportation Dev., American Airlines,
5.00%, 8/1/31 (2) 1,450 1,472
New York State Transportation Dev., Delta Airlines,
LaGuardia Airport, 5.00%, 1/1/34 (2) 3,000 3,571
New York State Transportation Dev., Delta Airlines,
LaGuardia Airport, 5.00%, 10/1/35 (2) 2,500 3,134
New York State Transportation Dev., Delta Airlines,
LaGuardia Airport, 5.00%, 1/1/36 (2) 2,750 3,260
New York State Urban Dev., Series E-2, 4.00%, 3/15/37 18,555 22,331
Onondaga Civic Dev., Saint Joseph's Hosp., 5.00%,
7/1/42 (Prerefunded 7/1/22) (3) 3,415 3,647
Onondaga Civic Dev., Upstate Properties Dev., 5.25%,
12/1/41 (Prerefunded 12/1/21) (3) 2,000 2,084
Onondaga Civic Dev., Upstate Properties Dev., 5.50%,
12/1/31 (Prerefunded 12/1/21) (3) 2,000 2,088
Port Auth. of New York & New Jersey, Series 172,
5.00%, 10/1/34 (2) 2,000 2,098
Port Auth. of New York & New Jersey, Consolidated
Bonds, Series 214, 4.00%, 9/1/43 (2) 1,950 2,266
Triborough Bridge & Tunnel Auth., Series A, 5.00%,
1/1/28 (Prerefunded 1/1/22) (3) 3,000 3,135
Triborough Bridge & Tunnel Auth., Series B, 5.00%,
11/15/25 2,000 2,168
Westchester County Local Dev., Pace Univ., Series A,
5.50%, 5/1/42 4,515 4,990
286,135
North Carolina 2.2%
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/33 1,555 1,582
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/39 2,255 2,263
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN,
0.01%, 1/15/37 5,320 5,320
North Carolina Medical Care Commission, Salemtowne,
5.25%, 10/1/35 1,000 1,002
North Carolina Medical Care Commission, Sharon
Towers, Series A, 5.00%, 7/1/39 850 947
North Carolina Medical Care Commission, Sharon
Towers, Series A, 5.00%, 7/1/44 1,105 1,221
North Carolina Medical Care Commission, Sharon
Towers, Series A, 5.00%, 7/1/49 1,000 1,101
North Carolina Medical Care Commission, Vidant
Health, 5.00%, 6/1/40 5,000 5,790

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
North Carolina Medical Care Commission, Vidant
Health, 5.00%, 6/1/45 13,165 15,143
North Carolina Municipal Power Agency # 1, Catawba,
Series A, 5.00%, 1/1/28 7,650 9,165
North Carolina Turnpike Auth., 5.00%, 1/1/40 8,025 9,868
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34
(2) 2,150 2,792
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35
(2) 1,000 1,295
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/36
(2) 500 645
Univ. of North Carolina at Chapel Hill, Series B, VRDN,
0.01%, 2/15/31 1,000 1,000
59,134
Ohio 3.1%
Allen County Hosp. Fac., Catholic Healthcare, Series C,
VRDN, 0.02%, 6/1/34 6,550 6,550
American Municipal Power, Comb Hydroelectric, Series
A, VRDN, 2.25%, 2/15/48 (Tender 8/15/21) 5,000 5,007
Buckeye Tobacco Settlement Fin. Auth., Series A-2,
Class 1, 4.00%, 6/1/37 2,600 3,166
Buckeye Tobacco Settlement Fin. Auth., Series A-2,
Class 1, 4.00%, 6/1/38 1,750 2,119
Buckeye Tobacco Settlement Fin. Auth., Series A-2,
Class 1, 4.00%, 6/1/39 3,500 4,225
Buckeye Tobacco Settlement Fin. Auth., Series B-2,
Class 2, 5.00%, 6/1/55 11,760 13,703
Cuyahoga County, MetroHealth, 5.50%, 2/15/52 4,815 5,716
Cuyahoga County, MetroHealth, 5.50%, 2/15/57 3,135 3,702
Franklin County Convention Fac. Auth., Greater
Columbus Convention Center, 5.00%, 12/1/44 3,070 3,243
Franklin County Convention Fac. Auth., Greater
Columbus Convention Center, 5.00%, 12/1/51 5,595 5,891
Franklin County, Trinity Health Credit Group, VRDN,
0.22%, 12/1/46 (Tender 5/3/21) 4,670 4,670
Hamilton County, Life Enriching Communities, 5.00%,
1/1/36 1,500 1,652
Hamilton County, Life Enriching Communities, 5.00%,
1/1/46 4,200 4,559
Hamilton County, Life Enriching Communities, Series A,
5.00%, 1/1/52 1,000 1,096
Montgomery County, Kettering Health Network, 4.00%,
8/1/37 (4) 600 727
Montgomery County, Kettering Health Network, 4.00%,
8/1/41 (4) 850 1,016
Ohio, Series A, 4.00%, 1/15/50 5,985 6,996

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Ohio, Series A, 5.00%, 1/15/50 3,000 3,792
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%,
9/1/29 1,950 2,138
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38
(1)(2) 500 561
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48
(1)(2) 1,550 1,748
Southeastern Ohio Port Auth., Memorial Health Sys.,
6.00%, 12/1/42 2,045 2,128
84,405
Oklahoma 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A,
5.00%, 4/1/33 1,000 943
Oklahoma County Fin. Auth., Epworth Villa, Series A,
5.875%, 4/1/30 250 250
Oklahoma DFA, OU Medicine, Series B, 5.50%,
8/15/52 1,580 1,896
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47 1,300 1,567
Tulsa County Ind. Auth., Montereau, Senior Living
Community, 5.25%, 11/15/45 625 688
5,344
Oregon 0.8%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%,
6/1/46 4,175 4,839
Oregon Fac. Auth., Peace Health, Series A, VRDN,
0.01%, 8/1/34 3,300 3,300
Oregon State Fac. Auth., PeaceHealth, Series B, VRDN,
0.01%, 8/1/34 3,900 3,900
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 3,000 3,551
Port of Portland Airport, Series 27A, 4.00%, 7/1/39 (2) 5,000 5,877
21,467
Pennsylvania 2.2%
Cumberland County Municipal Auth., Asbury Obligated
Group, 5.25%, 1/1/32 1,465 1,497
Doylestown Hosp. Auth., Doylestown Hosp., Series A,
4.00%, 7/1/45 1,475 1,574
Doylestown Hosp. Auth., Doylestown Hosp., Series A,
5.00%, 7/1/49 4,025 4,618
Franklin County IDA, Menno Haven, IDRB, 5.00%,
12/1/38 1,000 1,089
General Auth. of Southcentral Pennsylvania, Wellspan
Health, Series E, VRDN, 0.01%, 6/1/35 2,200 2,200
Montgomery County Higher Ed. & Health Auth.,
Thomas Jefferson Univ., Series A, 5.00%, 9/1/34 2,750 3,414

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Montgomery County Higher Ed. & Health Auth.,
Thomas Jefferson Univ., Series A, 5.00%, 9/1/37 2,500 3,078
Montgomery County IDA, Albert Einstein Healthcare,
Series A, IDRB, 5.25%, 1/15/45 4,270 4,748
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,616
Pennsylvania Higher EFA, Drexel Univ., 5.00%, 5/1/34 4,380 5,125
Pennsylvania Higher EFA, Thomas Jefferson Univ.,
Series A, 5.00%, 9/1/39 1,500 1,705
Philadelphia Hosp. & Higher EFA, Series A, VRDN,
0.01%, 2/15/21 3,095 3,095
Philadelphia Hosp. & Higher EFA, Series B, VRDN,
0.01%, 7/1/25 3,600 3,600
Philadelphia IDA, Temple Univ., 2nd Series 2016, IDRB,
5.00%, 4/1/34 7,675 8,815
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44 6,200 7,635
State Public School Building Auth., Series A, 5.00%,
6/1/32 (5) 5,000 6,104
60,913
Puerto Rico 2.0%
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%,
7/1/35 (1) 4,140 4,995
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%,
7/1/29 3,639 3,839
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%,
7/1/42 2,810 2,954
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.75%,
7/1/37 2,000 2,123
Puerto Rico Electric Power Auth., Series A-RSA-1,
5.05%, 7/1/42 (9)(10) 50 43
Puerto Rico Electric Power Auth., Series CCC-RSA-1,
5.00%, 7/1/27 (9)(10) 85 72
Puerto Rico Electric Power Auth., Series CCC-RSA-1,
5.25%, 7/1/27 (9)(10) 2,100 1,793
Puerto Rico Electric Power Auth., Series CCC-RSA-1,
5.25%, 7/1/28 (9)(10) 190 162
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/20 (9)(10) 240 197
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/24 (9)(10) 935 797
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/25 (9)(10) 305 260
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/26 (9)(10) 370 315
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/27 (9)(10) 2,230 1,901

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/32 (9)(10) 150 128
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/37 (9)(10) 4,385 3,738
Puerto Rico Electric Power Auth., Series WW-RSA-1,
5.00%, 7/1/28 (9)(10) 960 818
Puerto Rico Electric Power Auth., Series WW-RSA-1,
5.25%, 7/1/33 (9)(10) 235 201
Puerto Rico Electric Power Auth., Series WW-RSA-1,
5.50%, 7/1/18 (9)(10) 200 164
Puerto Rico Electric Power Auth., Series XX-RSA-1,
5.25%, 7/1/27 (9)(10) 85 73
Puerto Rico Electric Power Auth., Series XX-RSA-1,
5.25%, 7/1/40 (9)(10) 225 192
Puerto Rico Electric Power Auth., Series XX-RSA-1,
5.75%, 7/1/36 (9)(10) 175 150
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
3.70%, 7/1/17 (9)(10) 55 44
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.00%, 7/1/17 (9)(10) 100 82
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.00%, 7/1/28 (9)(10) 80 68
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/19 (9)(10) 745 611
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/23 (9)(10) 170 145
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/24 (9)(10) 85 73
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/26 (9)(10) 1,945 1,661
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
4.50%, 7/1/34 1,211 1,330
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
4.75%, 7/1/53 3,166 3,543
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
5.00%, 7/1/58 6,500 7,395
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
Zero Coupon, 7/1/27 5,294 4,764
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
Zero Coupon, 7/1/31 2,750 2,166
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
Zero Coupon, 7/1/33 5,615 4,093
Puerto Rico, Public Improvement, Series A, GO, 5.00%,
7/1/41 4,080 3,040
53,930

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Rhode Island 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(10) 490 88
88
South Carolina 0.7%
Patriots Energy Group Fin. Agency, Series A, VRDN,
4.00%, 10/1/48 (Tender 2/1/24) 5,000 5,515
South Carolina Jobs-Economic Dev. Auth., Active
Retirement Community, Series C, 5.00%, 11/15/47 1,925 2,230
South Carolina Jobs-Economic Dev. Auth., Bon Secours
Health Sys., 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) 2,000 2,169
South Carolina Jobs-Economic Dev. Auth., Prisma
Health Obligated Group, Series A, 5.00%, 5/1/35 2,170 2,698
South Carolina Jobs-Economic Dev. Auth., Prisma
Health Obligated Group, Series A, 5.00%, 5/1/36 5,000 6,184
18,796
South Dakota 0.1%
South Dakota HEFA, Sanford Health Group, Series B,
5.00%, 11/1/44 2,330 2,642
South Dakota HEFA, Sanford Health Group, Series E,
5.00%, 11/1/37 1,030 1,099
3,741
Tennessee 2.4%
Blount County Health & Ed. Fac. Board, Asbury, Series
A, 5.00%, 1/1/47 3,900 2,848
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, Series 2018A, 5.00%, 7/1/36 3,250 3,968
Metropolitan Gov't. of Nashville-Davidson Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/35 2,815 3,344
Metropolitan Gov't. of Nashville-Davidson Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/40 1,550 1,825
Metropolitan Gov't. of Nashville-Davidson Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/46 13,235 15,423
Metropolitan Nashville Airport Auth., Series B, 4.00%,
7/1/49 (2) 7,000 8,030
Metropolitan Nashville Airport Auth., Series B, 4.00%,
7/1/54 (2) 6,045 6,899
Metropolitan Nashville Airport Auth., Series B, 5.00%,
7/1/44 (2) 3,000 3,796
Metropolitan Nashville Airport Auth., Series B, 5.00%,
7/1/49 (2) 4,000 5,023

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Metropolitan Nashville Airport Auth., Series B, 5.00%,
7/1/54 (2) 4,000 4,998
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49
(Tender 11/1/25) 4,175 4,815
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24 2,650 3,076
64,045
Texas 8.0%
Austin Airport, Series B, 5.00%, 11/15/41 (2) 1,350 1,598
Austin Airport, Series B, 5.00%, 11/15/44 (2) 5,000 6,197
Austin Convention Enterprises, Convention Center, 1st
Tier, Series A, 5.00%, 1/1/34 1,300 1,405
Austin Convention Enterprises, Convention Center, 2nd
Tier, Series B, 5.00%, 1/1/26 1,050 1,040
Central Texas Regional Mobility Auth., Series A, 5.00%,
1/1/28 560 661
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%,
11/1/30 (2) 6,040 6,766
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%,
11/1/43 (2) 4,650 4,984
Dallas/Fort Worth Int'l. Airport, Series D, 5.00%,
11/1/38 (Prerefunded 11/1/21) (2)(3) 11,695 12,112
Gulf Coast IDA, Exxon Mobil Project, IDRB, VRDN,
0.01%, 11/1/41 1,540 1,540
Harris County Cultural Ed. Fac. Fin., Brazos
Presbyterian Homes, Series B, 6.375%, 1/1/33 1,635 1,753
Harris County Cultural Ed. Fac. Fin., Thermal Energy,
5.00%, 11/15/31 660 831
Harris County Cultural Ed. Fac. Fin., Thermal Energy,
5.00%, 11/15/33 6,575 8,171
Harris County Health Fac. Dev., Methodist Hosp. Sys.,
Series A-1, VRDN, 0.01%, 12/1/41 3,125 3,125
Harris County Health Fac. Dev., Methodist Hosp. Sys.,
Series A-2, VRDN, 0.01%, 12/1/41 3,910 3,910
Houston Airport, Series A, 5.00%, 7/1/36 (2) 1,100 1,354
Houston Airport, Series A, 5.00%, 7/1/37 (2) 2,125 2,609
Houston Airport, Series A, 5.00%, 7/1/41 (2) 3,250 3,955
Houston Airport, Series C, 5.00%, 7/1/31 (2) 3,000 3,757
Houston Airport, Series C, 5.00%, 7/1/32 (2) 3,750 4,670
Houston Airport, United Airlines, Series B-1, 5.00%,
7/15/35 (2) 2,500 2,726
Joint Guadalupe County - Seguin Hosp., Board of
Managers Guadalupe Regional Medical Center, 5.00%,
12/1/29 1,700 1,898
Joint Guadalupe County - Seguin Hosp., Board of
Managers Guadalupe Regional Medical Center, 5.00%,
12/1/40 1,890 2,017

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Lower Colorado River Auth., Transmission Services,
Series A, 5.00%, 5/15/28 3,320 3,364
Lower Colorado River Auth., Transmission Services,
Series A, 5.00%, 5/15/33 3,500 3,546
Mission Economic Dev., Natagasoline, Series B,
4.625%, 10/1/31 (1)(2) 3,275 3,500
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/32 85 98
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/33 90 104
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/34 95 109
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/35 675 773
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/36 745 850
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/38 410 466
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/43 1,215 1,373
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/48 3,525 3,966
New Hope Cultural Ed. Fac. Fin., Collegiate Housing,
Tarleton State Univ., Series A, 5.00%, 4/1/24 (11) 420 480
New Hope Cultural Ed. Fac. Fin., Collegiate Housing,
Tarleton State Univ., Series A, 5.00%, 4/1/35
(Prerefunded 4/1/25) (3) 420 497
New Hope Cultural Ed. Fac. Fin., Collegiate Housing,
Tarleton State Univ., Series A, 5.00%, 4/1/47
(Prerefunded 4/1/25) (3) 2,070 2,449
New Hope Cultural Ed. Fac. Fin., Presbyterian Village
North, 5.00%, 10/1/33 275 295
New Hope Cultural Ed. Fac. Fin., Presbyterian Village
North, 5.00%, 10/1/35 1,000 1,066
New Hope Cultural Ed. Fac. Fin., Presbyterian Village
North, 5.25%, 10/1/49 1,720 1,814
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/37 5,000 6,089
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/39 2,705 3,196
San Antonio Water Sys., Series A, VRDN, 2.625%,
5/1/49 (Tender 5/1/24) 2,250 2,418
Tarrant County Cultural Ed. Fac. Fin., Buckingham
Senior Living Community, 5.50%, 11/15/45 (7)(9) 1,125 675
Tarrant County Cultural Ed. Fac. Fin., Buckner
Retirement Services, Series A, 5.00%, 11/15/28 585 697

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner
Retirement Services, Series A, 5.00%, 11/15/30 750 884
Tarrant County Cultural Ed. Fac. Fin., Buckner
Retirement Services, Series A, 5.00%, 11/15/37 1,105 1,269
Tarrant County Cultural Ed. Fac. Fin., Buckner
Retirement Services, Series B, 5.00%, 11/15/40 1,225 1,397
Tarrant County Cultural Ed. Fac. Fin., Buckner
Retirement Services, Series B, 5.00%, 11/15/46 2,750 3,110
Tarrant County Cultural Ed. Fac. Fin., Edgemere-
Northwest Senior High School, Series A, 5.00%,
11/15/45 2,830 2,698
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp.
Sys., Series A, VRDN, 0.01%, 10/1/41 810 810
Tarrant County Cultural Ed. Fac. Fin., Texas Health
Resources, Series A, 5.00%, 2/15/41 2,900 3,489
Tarrant County Cultural Ed. Fac. Fin., Texas Health
Resources, Series A, 5.00%, 2/15/47 12,000 14,298
Texas Municipal Gas Acquisition & Supply Corp I,
Senior Lien, Series D, 6.25%, 12/15/26 700 837
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/28 (4) 1,750 2,259
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/28 (Prerefunded 2/25/21) (3) 3,000 3,296
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/29 (Prerefunded 2/25/21) (3) 2,200 2,412
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/30 (4) 2,550 3,405
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/32 (4) 1,425 1,960
Texas Municipal Gas Acquisition & Supply III,
Macquarie Group, 5.00%, 12/15/25 (Prerefunded
2/25/21) (3) 4,000 4,416
Texas Private Activity Bond Surface Transportation,
Blueridge Transportation Group, 5.00%, 12/31/45 (2) 3,500 3,987
Texas Private Activity Bond Surface Transportation,
Blueridge Transportation Group, 5.00%, 12/31/50 (2) 6,400 7,264
Texas Private Activity Bond Surface Transportation,
Blueridge Transportation Group, 5.00%, 12/31/55 (2) 2,045 2,317
Texas Private Activity Bond Surface Transportation,
Segment 3C Project, 5.00%, 6/30/58 (2) 11,025 13,411
Texas Transportation Commission, Series A, 5.00%,
8/15/39 6,250 8,164
Texas Transportation Commission, Central Texas
Turnpike, Series C, 5.00%, 8/15/37 11,130 12,591
Texas Transportation Commission, First Tier Toll,
5.00%, 8/1/57 5,665 6,648

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Texas, Veterans, GO, VRDN, 0.07%, 12/1/51 1,000 1,000
216,826
Utah 0.5%
Murray City, IHC Health Services, Series B, VRDN,
0.01%, 5/15/37 1,910 1,910
Murray City, IHC Health Services, Series D, VRDN,
0.01%, 5/15/36 2,840 2,840
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 1,000 1,203
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 7,055 8,442
14,395
Virgin Islands 0.0%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37 850 855
855
Virginia 5.0%
Chesapeake Bay Bridge & Tunnel Dist., 1st Tier,
General Resolution Rev., 5.00%, 7/1/41 (5) 4,300 5,136
Chesapeake Bay Bridge & Tunnel Dist., 1st Tier,
General Resolution Rev., 5.00%, 7/1/46 7,305 8,431
Chesapeake Bay Bridge & Tunnel Dist., 1st Tier,
General Resolution Rev., 5.00%, 7/1/51 3,070 3,520
Fairfax County IDA, Inova Health, Series A, IDRB,
4.00%, 5/15/48 250 290
Fairfax County IDA, Inova Health, Series A, IDRB,
5.00%, 5/15/31 2,000 2,447
Fairfax County IDA, Inova Health, Series A, IDRB,
5.00%, 5/15/44 5,000 5,699
Greater Richmond Convention Center Auth., Hotel Tax,
5.00%, 6/15/31 4,635 5,419
Hampton Roads Transportation Accountability
Commission, Series A, 5.50%, 7/1/57 20,215 25,437
James City County Economic Dev. Auth., Winsormeade
United Medthodist Homes, Series A, 2.00%, 10/1/48
(7) 201 18
James City County Economic Dev. Auth., Winsormeade
United Medthodist Homes, Series A, 6.00%, 6/1/43 1,123 1,173
Lynchburg Economic Dev. Auth., Central Health
Obligation, Series B, VRDN, 0.01%, 1/1/47 4,280 4,280
Norfolk Economic Dev. Auth., Sentara Healthcare,
Series B, VRDN, 0.03%, 11/1/34 2,470 2,470
Norfolk Economic Dev. Auth., Sentara Healthcare,
Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28) 500 650
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34 1,445 1,701
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36 2,070 2,427

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
Virginia Small Business Fin. Auth., Elizabeth River
Crossings, 5.00%, 7/1/25 (2) 1,000 1,056
Virginia Small Business Fin. Auth., Elizabeth River
Crossings, 5.00%, 7/1/27 (2) 1,000 1,053
Virginia Small Business Fin. Auth., Elizabeth River
Crossings, 5.50%, 1/1/42 (2) 8,570 8,984
Virginia Small Business Fin. Auth., Elizabeth River
Crossings, 6.00%, 1/1/37 (2) 4,075 4,344
Virginia Small Business Fin. Auth., I-95 Express Lanes,
5.00%, 1/1/44 (2) 805 835
Virginia Small Business Fin. Auth., I-95 Express Lanes,
5.00%, 7/1/49 (2) 3,585 3,717
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 7/1/34 (2) 5,740 5,957
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 1/1/40 (2) 9,305 9,654
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (2) 5,250 5,448
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (2) 11,180 11,599
Virginia Small Business Fin. Auth., Transform 66 P3
Project, 5.00%, 12/31/49 (2) 1,000 1,180
Virginia Small Business Fin. Auth., Transform 66 P3
Project, 5.00%, 12/31/52 (2) 4,495 5,294
Virginia Small Business Fin. Auth., Transform 66 P3
Project, 5.00%, 12/31/56 (2) 7,400 8,690
136,909
Washington 1.7%
Energy Northwest, Columbia Generating Station, Series
A, 5.00%, 7/1/33 1,500 2,043
Energy Northwest, Columbia Generating Station, Series
A, 5.00%, 7/1/34 1,800 2,443
Energy Northwest, Columbia Generating Station, Series
A, 5.00%, 7/1/36 2,400 3,237
Energy Northwest, Columbia Generating Station, Series
A, 5.00%, 7/1/37 2,300 3,092
Greater Wenatchee Regional Events Center Pub. Fac.
Dist., Series A, 5.50%, 9/1/42 650 667
Washington, Series C, GO, 5.00%, 2/1/39 20,000 26,401
Washington State Housing Fin. Commission, Transform
Age Project, 2.375%, 1/1/26 (1) 3,425 3,396
Washington State Housing Fin. Commission, Transform
Age Project, Series A, 5.00%, 1/1/55 (1) 4,400 4,773
46,052

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in $000s)
West Virginia 0.0%
Monongalia County Commission, Univ. Town Center
Economic Dev. Dist., Series A, 5.50%, 6/1/37 (1) 425 459
Monongalia County Commission, Univ. Town Center
Economic Dev. Dist., Series A, 5.75%, 6/1/43 (1) 425 459
918
Wisconsin 1.1%
Univ. of Wisconsin Hosp. & Clinics Auth., Series B,
VRDN, 0.01%, 4/1/48 5,200 5,200
Univ. of Wisconsin Hosp. & Clinics Auth., Series C,
VRDN, 0.01%, 4/1/48 515 515
Wisconsin HEFA, St. John's Communities, Series A,
5.00%, 9/15/50 1,390 1,458
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2) 1,750 1,945
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2) 1,000 1,178
Wisconsin PFA, Roseman Univ. of Health, 5.00%,
4/1/40 (1) 600 695
Wisconsin PFA, Roseman Univ. of Health, 5.00%,
4/1/50 (1) 1,000 1,140
Wisconsin PFA, Searstone Retirement Community,
Series A, 5.20%, 6/1/37 1,500 1,532
Wisconsin PFA, Searstone Retirement Community,
Series A, 5.30%, 6/1/47 2,500 2,533
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1) 3,300 3,582
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1) 1,000 1,081
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1) 1,050 1,133
Wisconsin PFA, Waste Management, Series A-2, VRDN,
0.30%, 10/1/25 (Tender 5/3/21) (2) 7,485 7,485
29,477
Total Investments in Securities 100.9%
(Cost $2,579,241) $ 2,748,385
Other Assets Less Liabilities (0.9)% (24,731)
Net Assets 100.0% $ 2,723,654
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $81,860 and represents 3.0% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Insured by Assured Guaranty Municipal Corporation
(6) Insured by National Public Finance Guarantee Corporation

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
.
. .
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing
(11) Escrowed to maturity
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
IDRB Industrial Development Revenue Bond
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.  Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Income Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Summit Municipal Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs  On January 31, 2021, all of the fund's financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F84-054Q1 01/21